INCOME/ (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME/ (LOSS) PER SHARE
Schedule of computation of basic and diluted net income / (loss) per ordinary share

	Years ended December 31,
	2020	2021	2022

Numerator:
Net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$13,317	$13,129	$(56,582)
Adjusted net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net income/ (loss) per ordinary share —diluted	13,317	13,129	(56,582)
Denominator:
Weighted average number of shares used in calculating net income/ (loss) per ordinary share —basic	220,419,544	224,306,117	226,248,599
Weighted average number of shares used in calculating net income / (loss) per ordinary share —diluted	225,904,549	226,568,979	226,248,599
Net income / (loss) per ordinary share — basic	$0.06	$0.06	$(0.25)
Net income / (loss) per ordinary share — diluted	$0.06	$0.06	$(0.25)